Significant Accounting Judgments Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates Assumptions [Abstract]
Significant Accounting Judgments Estimates and Assumptions
4.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Judgments, estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ materially from these estimates. The key areas where judgments, estimates and assumptions have been made are summarized below.

i)	Significant accounting estimates and assumptions
The areas which require management to make significant estimates and assumptions in determining carrying values include, but are not limited to:
a)
Impairment analysis – property, plant and equipment and evaluation and exploration assets
As required under IAS 36 and IFRS 6, the Company reviews its property, plant and equipment and its evaluation and exploration assets for impairment or impairment reversal based on results to date and when events and changes in circumstances indicate that the carrying value of the assets may or may not be recoverable. The assessment of fair values, including those of the CGUs for purposes of testing for potential impairment or reversal of impairment, require the use of estimates and assumptions for recoverable production, future capital requirements and operating performance, as contained in the Company’s Life of Mine (“LOM”) plans, as well as estimated long-term diamond prices, discount rates, and foreign exchange rates. Changes in any of the assumptions or estimates used in determining the fair value of property, plant and equipment could impact the impairment analysis.
The Company’s LOM plans are based on detailed research, analysis and modeling to maximize Net Asset Value (“NAV”) of the CGUs. As such these plans consider the optimal level of investment, overall production levels, sequence of extraction taking into account all relevant characteristics of the ore body, including waste to ore ratios, ore grades, chemical and metallurgical properties impacting process recoveries, capacities of available extraction, haulage and processing equipment, and other factors. Therefore, the LOM plan is an appropriate basis for forecasting production output in each future year and the related production costs and capital expenditures. The LOM plans have been determined using cash flow projections from financial budgets approved by senior management.
Projected future revenues reflect the forecast future production levels at the Company’s GK CGU as detailed in the LOM plans. These forecasts may include the production of material that does not currently qualify for inclusion in mineral reserve or mineral resource classification. This is consistent with the methodology used to measure value beyond proven and probably reserves when allocating the purchase price of a business combination to acquired mining assets. The fair value arrived as described above, is the Company’s estimate of fair value for accounting purposes and is not a “preliminary assessment” as defined in Canadian Securities Administrators’ National Instrument 43-101 “Standards of Disclosure for Mineral Projects”.
Projected future revenues also reflect the Company’s estimates of future diamond prices, which are determined considering a combination of historic and current prices and forecast prices by industry analysts. These estimates often differ from current prices.
The Company’s estimates of future cash costs of production and capital expenditures are based on LOM plans for the GK CGU.
The discount rate applied to present value the net future cash flows is based on a real weighted average cost of capital.
b)
Mineral reserves and resources
Mineral reserve and resource estimates include numerous uncertainties and depend heavily on geological interpretations and statistical inferences drawn from drilling and other data, and require estimates of the future price for the commodity and future cost of operations. The mineral reserve and resources are subject to uncertainty and actual results may vary from these estimates. Results from drilling, testing and production, as well as material changes in commodity prices and operating costs subsequent to the date of the estimate, may justify revision of such estimates. Changes in the proven and probable mineral reserves or measured and indicated and inferred mineral resources estimates may impact the carrying value of the properties. This will also impact the carrying value of the decommissioning and restoration liability and future depletion charges.
c
)
Provision for decommissioning and restoration
The decommissioning and restoration liability and the accretion recorded are based on estimates of future cash flows, discount rates, and assumptions regarding timing. The estimates are subject to change and the actual costs for the decommissioning and restoration liability may change significantly. Significant assumptions exist for the determination of what constitutes decommissioning and restoration. Judgment has been applied by management to determine which decommissioning and restoration costs have been appropriately capitalized to inventory, based on the nature of the costs incurred upon reaching commercial production.
d
)
Deferred taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and on unused losses carried forward, and are measured using the substantively enacted tax rates that are expected to be in effect when the differences are expected to reverse or losses are expected to be utilized. Deferred tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, including forecasts which include taxable profits, it is probable that they will be realized. Significant judgment is involved in determining when an adequate track record has been established to support the accuracy of the assumptions related to the forecasts of taxable profits.